C3 Leasing (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Future Minimum Payment Receivables
Future minimum lease payment obligations
Operating leases
2019	3,088
2020	2,603
2021	2,126
2022	1,311
2023	1,033
2024 and later	3,208

Total	13,369

Summary of Future Minimum Lease Payment Obligations
Future minimum payment receivables
Operating leases
2019	105
2020	100
2021	101
2022	98
2023	97
2024 and later	104

Total	605